Taxes Recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Taxes Recoverable [Abstract]
Social Integration Program (" PIS ") and Contribution to Social Security Financing (" COFINS ")	R$ 135,176	R$ 61,049
Withholding income tax	39,528	19,768
Income taxes	29,359	15,488
Tax on the Circulation of Goods and Services (" ICMS ")	21,661	9,500
Others	9,167	3,894
Taxes recoverable	R$ 234,891	R$ 109,699